UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Semi-Annual Report

www.prospectorfunds.com	June 30, 2010

PROSPECTOR FUNDS, INC.

August 1, 2010

To the Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

The dominant event of the first six months of 2010 was the sovereign debt crisis and subsequent bailout in Europe.  Greece’s uncertain ability to service its debts precipitated the crisis.  This comes as no surprise; Greece has been in default on its sovereign debt half of the time in the last hundred years!  In addition to concerns over Greece, uncertainty quickly spread to the debt servicing abilities of other over leveraged European countries such as Portugal, Ireland, Italy, and Spain (collectively referred to by the acronym PIIG’s).  The larger solvent countries, Germany and France, felt compelled to lead a rescue effort fearing the cross ownership of sovereign debt in the Eurozone might trigger a panicky market episode.

These troubled countries are borrowing heavily and more rapidly than they can sustainably grow their economies.  This resulting imbalance could cause a painful correction at some point.  Central Bank monetary policy of low short-term interest rates, both in the US and abroad, designed to stimulate economic recovery, carries significant potential long term consequences of growing the size of these imbalances and risking high future inflation.

While April’s Deepwater Horizon rig sinking was a horrible environmental disaster, our President’s constant BP Plc. bashing has cast a pall over financial markets out of proportion to the spill’s financial importance. In our view this accident was primarily one of human error.  There were clearly bad decisions made by BP’s man on the spot and most were probably influenced by a corporate culture that puts profits ahead of employee safety and the environment.  Regardless, we acknowledge BP is a cash rich company financially able to fund a sensible clean up. We’d heavily discount a bankruptcy that wiped out bond holders, but think a filing designed to control the legal blizzard possible although unlikely.

Only our Government can turn Macondo into a true economic cataclysm.  The deep water drilling ban was a step in this direction; we believe additional funding for alternative energy schemes would be another.  We can only hope that once the well’s permanently capped rational economics and the rule of law will take precedence.  One more thing, we doubt anyone will be naming future exploration wells for cursed fictional towns.

The sovereign crisis in Europe, the Gulf of Mexico oil spill plus other unsettling big picture factors such as shaky US state and municipal finances, troubling “Axis of Evil” episodes in North Korea and Iran, social unrest in Thailand, etc. precipitated a sharp second quarter equity market sell off.  Fear of a double dip recession also contributed.  Investors aggressively derisked their portfolios.

Financial Reform

Effective July 21, 2010 President Obama signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act.  The devil will be in the details.  Federal agencies including the SEC, the Federal Reserve, The FDIC, the Office of the Comptroller of the Currency, the Commodity Futures Trading Commission, and the brand new Bureau of Consumer Financial Protection must now set rules for implementing the new regulations.  Capital requirements will be increased.  Proprietary trading and the derivatives market will be regulated.  Hedge Fund and private equity advisors will need to register with the SEC.

PROSPECTOR FUNDS, INC.

The regulatory decisions in interpreting the 2,300 page Financial Reform Act of 2010 will be as important as the law itself in determining its economic impact. As of now it is unclear whether the new regulations will result in a neutral or adverse impact on financial industry returns on equity.  The process of determining and implementing the new regulations could take several years.  Hundreds of individual regulations will be initially set over the next year.  Then many of these rule changes will engender public and industry comment.  Finally regulators will consider these comments before arriving at final rules.  Then the courts will have their say.  The ultimate economic cost will be revealed over years, not months.

Prospector Capital Appreciation Fund Highlights

The gold mining sector was the Prospector Capital Appreciation Fund’s most positive contributor to performance for the six months ended June 30, 2010 with Newmont Mining Corp (NEM) and Barrick Gold (ABX) the leading individual stocks.  Also noteworthy were the appreciation of Millipore convertibles (takeover was key) and that of several smaller oil and gas producers, McMoran Exploration (MMR) and Cimarex Energy (XEC).  Consistent with the generally weak stock market, most of our sector positions were down, although only modestly.

At the margin we continue adding recognized high quality stocks to the portfolio.  A new Abbott Labs position was initiated and we bought more ADP and Walgreens.  This seems almost surreal. We are used to buying mediocre companies that are getting better or good companies/securities that few have heard of, not recognized quality. The aforementioned stocks have had consistent long-term growth, high ROE’s, solid balance sheets, sustainable business models and surprisingly trade only about 25% above their March 2009 lows.

Six of our ten largest buys during the six months ended June 30, 2010 were convertible bonds, as we rotated out of appreciated positions and continually tried to raise the “bond value” of our portfolio while maintaining some upside. As of June 30, 2010, about nine tenths of our convert dollar investment matures or can be put over the next four and a half years.  We believe this should limit our downside exposure should the correction continue or worsen

One last highlight.  For the first time in a long time we added a housing related equity to your portfolio. First American Financial is a dominant title insurer with minimal net debt and potential share repurchase opportunities that can be funded from free cash flow and the sale of non-core assets.  It sells below book and earnings projections suggest a P/E near ten.  If housing begins improving or at least stabilizes, this could be an outstanding investment.

Prospector Opportunity Fund Highlights

The biggest contributor to Prospector Opportunity Fund’s performance for the six months ended June 30, 2010 was Newmont Mining Corp (NEM), which benefited from market uncertainty and the resultant strength in Gold.  Other significant contributors to performance include property casualty stocks such as Zenith National (ZNT) which was acquired at a significant premium and Lancashire Holdings (LRE.LN), energy shares such as Hugoton (HGT), San Juan Basin (SJT) and Cimarex (XEC), and selected consumer stocks Church & Dwight (CHD) and YUM Brands (YUM).  We continue to favor companies with solid balance sheets and strong free cash flow generation capabilities in the consumer staples and technology industries.  We also maintain a significant bet in the metals area, specifically gold mining shares, and the energy sector as a potential hedge against future inflation and dollar weakness.  In financial services, we favor property and casualty companies with disciplined balance sheets selling at discounts to book value, aggressively returning capital to owners, and prudently managing their exposures through the current soft pricing cycle.

PROSPECTOR FUNDS, INC.

While our focus will remain on mid and small capitalization stocks, the current values in large cap are too good to ignore.  With many blue chips selling at their lowest valuations in years, we have increased our weighting in this area. Names such as Coca-Cola, Pepsi, Pfizer, and ADP generate copious amounts of free-cash flow and have strong balance sheets with easy access to capital.  We believe America’s greatest companies, the blue chip multinationals, have a superior outlook to smaller and mid capitalization enterprises.

Our largest purchases include shares in Oritani Financial Corp. (ORIT), a second step mutual savings bank conversion operating in New Jersey, Automatic Data Processing (ADP), and Molson Coors Brewing Company (TAP).

Outlook

No more uncertainty…all headlines are negative.  But as we’ve said before, we’re so bearish we’re bullish. Policy makers have little choice but to continue the stimulative money flood.  As long as our Government can keep borrowing money the long-term consequences of this stimulation will be delayed, our paper money will only gradually be debased and the positive macroeconomic background for equities should continue.  In the past whenever the yield curve has been this steep we have pretty much been able to count on a strong economy nine months out.  Okay, maybe “it’s different this time,” but usually it isn’t, and betting on a double dip recession seems extreme. More likely, in our opinion, we are going through a normal stop/start period of recovery augmented by the pessimism of a stock market correction.

Thanks to the recent decline, equity valuations look generally reasonable…with some, such as the seldom considered S&P 500’s price to sales, terrific.  Combine this with strong earnings improvements, solid balance sheets, and very low interest rates and one would expect a bullish consensus.  Not so.  The problem is macroeconomic uncertainty. Extreme outcomes, often completely contradictory, seem possible. Consider one: inflation driven by an endless supply of paper money seems probable, but coherent predictions of deflation driven by long-term debt reduction aren’t crazy either.  There are plenty of other paradoxes. Therefore, it seems sensible to prepare for a range of outcomes and be careful not to over bet on any one company, industry, theme, asset class or most important, one economic outcome. We have gone through a financial crisis; there will almost certainly be secondary effects.

Could we be on the cusp of another bear market?  Well…it’s possible, but we doubt it.  We feel that more likely it would be a period of modest stock market appreciation.  A significant and extended bear market would pretty much require either a double dip recession or higher interest rates.  Again these are possible but unlikely.  But what if they happened?  Well, for one thing, we can’t imagine that long term corporate bonds would be particularly good investments either. Would real estate returns attract investors’ dollars?  Unlikely.  Hopping in and out of cash never actually works despite its superficial attraction, and cash has a near zero return.  No, the alternatives to equities are not appealing.

We are in the second year of Obama’s term — often a tough time. Domestic equity mutual funds are in net redemption.  The stock market has suffered through a decade of subpar returns, impacting everyone’s psyche.  Pessimism seems wise; optimism, naïve. But all this will pass with time.  For now, we continue to believe the S&P 500 is stuck in a trading range (say 900 to 1350) that should eventually be broken on the upside.

Thank you for entrusting us with your money.

Respectfully yours,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

PROSPECTOR FUNDS, INC.

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. Free cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. The Price to Earnings (P/E) Ratio is calculated by dividing current price of the stock by the company’s trailing 12 months’ earnings per share. Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Return on Equity (ROE) is a measure of a corporation’s profitability.  It represents the average return on equity on the securities in the portfolio, not the actual return on equity on the portfolio.  Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.  The price to sales ratio is a tool for calculating a stock’s valuation relative to other companies, calculated by dividing a stock’s current price by its revenue per share.

The SEC does not endorse, indemnify, or guarantee any firm’s business practices, selling methods, the class or type of securities offered, or any specific security.

Estimated earnings per share growth rate is not a measure of the Fund’s future performance.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Funds holdings. Current and future portfolio holdings are subject to risk.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC.

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	June 30, 2010	June 30, 2010
Capital Appreciation Fund	21.53%	-2.07%
S&P 500 Index(2)	14.43%	-11.37%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	June 30, 2010	June 30, 2010
Opportunity Fund	17.97%	-0.43%
Russell 2000 Index(2)	21.48%	-8.63%
Russell Midcap Index(3)	25.13%	-8.83%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
June 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (01/01/10)	Value (06/30/10)	(01/01/10 to 06/30/10)
Capital Appreciation Actual(2)	$1,000.00	$ 987.80	$7.39
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.36	7.50

Opportunity Actual(2)	1,000.00	968.20	7.32
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.36	7.50

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2010 of -1.22% and -3.18% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2010(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets) as of June 30, 2010(1)(3)
Capital Appreciation Fund

USEC, 3.000%, 10/01/2014	4.0%
E.I. Du Pont de Nemours	3.5%
Barrick Gold	3.4%
Gold Fields – ADR	3.2%
Nexen	3.2%
Newmont Mining	3.1%
Automatic Data Processing	2.8%
Mirant	2.7%
Domtar	2.5%
Anixter International, 1.000%, 02/15/2013	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2010(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets)
as of June 30, 2010(1)(3)
Opportunity Fund
Newmont Mining	4.0%
Platinum Underwriters Holdings	3.4%
Clorox	2.5%
Nexen	2.3%
Alberto-Culver	2.2%
Kinross Gold	2.2%
Lancashire Holdings	2.2%
Leucadia National	2.1%
Franklin Resources	2.0%
Murphy Oil	1.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2010

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 65.1%
Banks – 0.3%
Charter Financial	7,400	$73,260
Waterstone Financial*	6,400	21,824
		95,084
Chemicals – 4.0%
E.I. Du Pont de Nemours	33,400	1,155,306
International Flavors & Fragrances	3,400	144,228
		1,299,534
Consumer Discretionary – 4.2%
Comcast, Class A	17,100	280,953
Fortune Brands	7,900	309,522
H&R Block	7,800	122,382
Meredith	15,500	482,515
New York Times, Class A*	9,900	85,635
Walt Disney	2,700	85,050
		1,366,057
Consumer Staples – 6.4%
Campbell Soup	8,000	286,640
Coca-Cola	4,100	205,492
Coca-Cola Enterprises	16,000	413,760
Sara Lee	12,000	169,200
SUPERVALU	17,600	190,784
Tootsie Roll Industries	20,359	481,490
Viterra*	4,100	27,307
Walgreen	12,300	328,410
		2,103,083
Energy – 8.8%
Clayton Williams Energy*	8,400	353,808
El Paso	12,200	135,542
Hess	4,300	216,462
Marathon Oil	17,600	547,184
Nexen	53,000	1,042,510
OPTI – Canada*	56,800	95,507
Repsol YPF – ADR	24,400	490,440
USEC*	3,800	18,088
		2,899,541

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 65.1% (CONTINUED)
Healthcare – 2.5%
Abbott Laboratories	5,300	$247,934
Pfizer	39,000	556,140
		804,074
Industrials – 0.6%
Tyco International	5,600	197,288
Information Technology – 4.1%
Automatic Data Processing	23,000	925,980
Xerox	53,600	430,944
		1,356,924
Insurance – 9.0%
Alterra Capital Holdings	12,700	238,506
Arch Capital Group*	3,600	268,200
Arthur J. Gallagher	2,900	70,702
Berkshire Hathaway, Class B*	6,800	541,892
Donegal Group, Class A	3,300	40,557
First American Financial	6,300	79,884
Loews	19,300	642,883
Mercer Insurance Group	2,800	47,376
Platinum Underwriters Holdings	17,400	631,446
State Auto Financial	24,600	381,546
		2,942,992
Metals & Mining – 10.4%
AngloGold Ashanti – ADR	2,500	107,950
Barrick Gold	24,300	1,103,463
Gold Fields – ADR	78,000	1,042,860
Newmont Mining	16,700	1,031,058
Northgate Minerals*	33,000	99,000
RTI International Metals*	1,400	33,754
		3,418,085
Paper & Forest Products – 3.4%
Domtar	16,950	833,093
Neenah Paper	14,900	272,670
		1,105,763

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 65.1% (CONTINUED)
Real Estate – 2.4%
Forestar Group*	12,200	$219,112
Post Properties	25,700	584,161
		803,273
Telecommunication Services – 0.6%
Telephone & Data Systems	6,600	200,574
Utilities – 8.4%
Allegheny Energy	38,700	800,316
Calpine*	43,788	556,983
Calpine – Escrow Shares*	1,075,000	91,375
El Paso Electric*	1,600	30,960
Mirant*	84,500	892,320
NV Energy	20,200	238,562
Unisource Energy	4,300	129,774
		2,740,290
Total Common Stocks
(Cost $23,672,262)		21,332,562

	Par
CONVERTIBLE CORPORATE BONDS – 27.4%
Advanced Micro Devices
5.750%, 08/15/2012	$400,000	392,500
Amgen
0.125%, 02/01/2011	650,000	642,687
Anixter International
1.000%, 02/15/2013	900,000	817,875
Archer Daniels
0.875%, 02/15/2014	550,000	518,375
Century Aluminum
1.750%, 08/01/2024	175,000	163,625
Charles River Laboratories International
2.250%, 06/15/2013	275,000	262,968
CMS Energy
2.875%, 12/01/2024	375,000	435,937
5.500%, 06/15/2029	125,000	145,313
Dominion Resources, Series C
2.125%, 12/15/2023	200,000	222,750

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Capital Appreciation Fund

Description	Par	Value
CONVERTIBLE CORPORATE BONDS – 27.4% (CONTINUED)
Greatbatch
2.250%, 06/15/2013	$350,000	$313,687
Kinross Gold
1.750%, 03/15/2028	550,000	530,750
1.750%, 03/15/2028 (a)	175,000	168,875
Medtronic
1.500%, 04/15/2011	725,000	720,469
Millipore
3.750%, 06/01/2026	525,000	655,594
Newmont Mining
1.250%, 07/15/2014	150,000	213,750
NovaGold Resources
5.500%, 05/01/2015	25,000	24,781
Penn Virginia
4.500%, 11/15/2012	250,000	233,125
PHH
4.000%, 04/15/2012	150,000	163,688
Smithfield Foods
4.000%, 06/30/2013	100,000	97,125
Trinity Industries
3.875%, 06/01/2036	425,000	326,188
UAL
5.000%, 02/01/2021	225,000	222,750
Unisource Energy
4.500%, 03/01/2035	425,000	408,000
USEC
3.000%, 10/01/2014	1,825,000	1,314,000
Total Convertible Corporate Bonds
(Cost $8,729,586)		8,994,812

	Shares
STAPLED UNIT – 0.6%
Paper & Forest Products – 0.6%
TimberWest Forest*
(Cost $443,686)	54,300	202,500

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Capital Appreciation Fund

Description	Shares	Value
CONVERTIBLE PREFERRED STOCK – 0.2%
Energy – 0.2%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	$72,680

WARRANT – 0.0%
Utilities – 0.0%
Mirant*
(Cost $203,929)	67,700	6,763

SHORT-TERM INVESTMENT – 6.7%
AIM Short-Term Treasury Portfolio, 0.040%
(Cost $2,181,742)	2,181,742	2,181,742
Total Investments – 100.0%
(Cost $35,291,548)		32,791,059
Other Assets and Liabilities, Net – 0.0%		7,581
Total Net Assets – 100.0%		$32,798,640

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2010, the value of these investments was $168,875 or 0.5% of total net assets.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2010

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 95.4%
Banks – 8.4%
Abington Bancorp	6,500	$56,680
AJS Bancorp	2,000	20,020
Brooklyn Federal Bancorp	5,500	24,255
Cape Bancorp*	9,600	68,640
Chicopee Bancorp*	9,900	115,929
Clifton Savings Bancorp	16,400	141,860
First Defiance Financial	5,700	50,958
First Horizon National	12,571	143,939
Fox Chase Bancorp*	16,602	158,881
Hampden Bancorp	5,300	50,350
Hudson Valley Holding	3,400	78,608
Northern Trust	2,200	102,740
Ocean Shore Holding	4,572	47,457
OceanFirst Financial	3,100	37,417
OmniAmerican Bancorp*	24,400	275,476
Oritani Financial	39,750	397,500
Popular*	41,533	111,309
Roma Financial	5,004	54,343
Territorial Bancorp	7,900	149,705
United Financial Bancorp	2,700	36,855
ViewPoint Financial Group	20,000	197,858
Westfield Financial	11,700	97,461
		2,418,241
Brokers – 0.4%
MF Global Holdings*	17,100	97,641
Chemicals – 1.0%
Air Products & Chemicals	4,500	291,645
Consumer Discretionary – 6.8%
American Eagle Outfitters	20,800	244,400
Brinker International	14,200	205,332
Fortune Brands	4,700	184,146
H&R Block	3,500	54,915
Morton’s Restaurant Group*	24,200	125,356
NVR*	690	451,971
Toll Brothers*	16,400	268,304
Yum! Brands	10,700	417,728
		1,952,152

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 95.4% (CONTINUED)
Consumer Staples – 11.4%
Alberto-Culver	23,800	$644,742
Church & Dwight	8,550	536,171
Clorox	11,700	727,272
Coca-Cola	4,600	230,552
Foster’s Group	38,200	181,675
Molson Coors Brewing, Class B	8,600	364,296
PepsiCo	4,200	255,990
Philip Morris International	4,600	210,864
SUPERVALU	4,500	48,780
Viterra*	10,600	70,597
		3,270,939
Diversified Financial Services – 5.7%
Franklin Resources	6,600	568,854
Invesco	13,700	230,571
Leucadia National*	30,500	595,055
PICO Holdings*	7,900	236,763
		1,631,243
Energy – 7.4%
Hess	9,900	498,366
Hugoton Royalty Trust	13,900	263,822
Murphy Oil	11,300	559,915
Nexen	33,000	649,110
San Juan Basin Royalty Trust	5,800	141,578
		2,112,791
Healthcare – 6.4%
American Medical Systems Holdings*	6,800	150,416
Biogen Idec*	6,200	294,190
Henry Schein*	1,600	87,840
Humana*	4,200	191,814
Johnson & Johnson	2,400	141,744
Merck & Co.	13,148	459,786
Pfizer	9,600	136,896
WellPoint*	7,600	371,868
		1,834,554

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 95.4% (CONTINUED)
Industrials – 1.4%
Ducommun	4,800	$82,080
Tyco International	9,200	324,116
		406,196
Information Technology – 12.3%
Automatic Data Processing	8,500	342,210
BMC Software*	8,600	297,818
Brocade Communications Systems*	24,800	127,968
CACI International*	2,140	90,907
EMC*	22,500	411,750
Emulex*	30,600	280,908
Marvell Technology Group*	9,000	141,840
Microsoft	6,200	142,662
Symantec*	10,900	151,292
Synopsys*	13,900	290,093
Teradata*	14,100	429,768
Xerox	33,670	270,707
Xilinx	12,500	315,750
Xyratex*	17,330	245,219
		3,538,892
Insurance – 15.5%
Alleghany*	369	108,228
Alterra Capital Holdings	6,900	129,582
AON	9,200	341,504
Arch Capital Group*	4,500	335,250
Arthur J. Gallagher	6,200	151,156
Aspen Insurance Holdings	11,900	294,406
Assurant	11,700	405,990
Cincinnati Financial	14,800	382,876
Lancashire Holdings	83,590	622,335
Mercer Insurance Group	5,000	84,600
Penn Millers Holding*	11,105	146,586
Platinum Underwriters Holdings	27,300	990,717
Progressive	7,600	142,272
RenaissanceRe Holdings	3,300	185,691
Wesco Financial Group	427	138,006
		4,459,199

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 95.4% (CONTINUED)
Metals & Mining – 10.0%
Barrick Gold	7,000	$317,870
Gold Fields – ADR	41,000	548,170
Horsehead Holding*	5,500	41,580
Kinross Gold	36,700	627,203
Newmont Mining	18,800	1,160,712
RTI International Metals*	7,400	178,414
		2,873,949
Paper & Forest Products – 0.6%
Domtar	1,258	61,831
Neenah Paper	4,500	82,350
TimberWest Forest*	6,900	25,732
		169,913
Real Estate – 0.4%
Forestar Group*	3,600	64,656
Thomas Properties Group	12,700	42,037
		106,693
Utilities – 7.7%
Allegheny Energy	21,100	436,348
Ameren	3,600	85,572
American Electric Power	6,500	209,950
Calpine – Escrow Shares*	125,000	10,625
CMS Energy	19,600	287,140
Empire District Electric	22,000	412,940
Mirant*	12,500	132,000
NV Energy	35,300	416,893
Pure Cycle*	11,300	32,205
TransAlta	8,500	157,456
Unisource Energy	1,400	42,252
		2,223,381
Total Common Stocks
(Cost $27,464,125)		27,387,429

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2010

Opportunity Fund

Description	Par	Value
CORPORATE BONDS – 1.6%
Broadridge Financial Solutions
6.125%, 06/01/2017	$175,000	$184,037
Leucadia National
7.000%, 08/15/2013	200,000	204,000
Mohawk Industries
6.500%, 01/15/2011	75,000	75,750
Total Corporate Bonds
(Cost $396,675)		463,787

CONVERTIBLE BONDS – 1.2%
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	144,750
1.750%, 03/15/2028	75,000	72,375
Symantec
0.750%, 06/15/2011	125,000	123,906
Total Convertible Bonds
(Cost $329,637)		341,031

	Shares
WARRANT – 0.0%
Utilities – 0.0%
Mirant*
(Cost $27,363)	6,000	599

SHORT-TERM INVESTMENT – 2.0%
AIM Short-Term Treasury Portfolio, 0.040%
(Cost $571,406)	571,406	571,406
Total Investments – 100.2%
(Cost $28,789,206)		28,764,252
Other Assets and Liabilities, Net – (0.2)%		(47,079)
Total Net Assets – 100.0%		$28,717,173

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2010, the value of these investments was $144,750 or 0.5% of total net assets.

ADR – American Depositary Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)
June 30, 2010

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $35,291,548 and $28,789,206 respectively)	$32,791,059	$28,764,252
Cash	1,392	3,009
Receivable for investment securities sold	22,727	132,771
Receivable for dividends and interest	80,424	47,544
Receivable for capital shares sold	67,216	100,425
Prepaid expenses	16,711	15,813
Total assets	32,979,529	29,063,814

LIABILITIES:
Payable for investment securities purchased	146,682	242,800
Payable for capital shares redeemed	3	71,344
Payable to adviser, net	16,611	13,369
Accrued distribution fees	4,622	3,247
Accrued expenses and other liabilities	12,971	15,881
Total liabilities	180,889	346,641

NET ASSETS	$32,798,640	$28,717,173

COMPOSITION OF NET ASSETS:
Portfolio capital	$34,833,347	$28,942,060
Undistributed net investment income	164,598	61,679
Accumulated net realized gain (loss) on investments	301,193	(261,580)
Net unrealized depreciation of investments	(2,500,498)	(24,986)
Total net assets	$32,798,640	$28,717,173

CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	2,380,708	1,964,003

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$13.78	$14.62

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2010

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$221,375	$40,945
Dividend income	215,284	239,924
Less: Foreign taxes withheld	(1,689)	(1,307)
Total investment income	434,970	279,562

EXPENSES:
Investment advisory fees	175,479	157,044
Directors’ fees	26,598	23,883
Administration fees	23,928	23,584
Fund accounting fees	20,662	19,793
Legal fees	16,996	15,177
Transfer agent fees	14,407	13,511
Audit fees	13,385	13,385
Distribution fees	10,462	8,914
Registration fees	8,896	8,896
Other expenses	7,412	5,937
Custodian fees	5,819	5,032
Postage and printing fees	2,362	2,181
Total expenses	326,406	297,337
Less: Fee waivers	(87,117)	(83,186)
Total net expenses	239,289	214,151
NET INVESTMENT INCOME	195,681	65,411

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	320,155	803,035
Net change in unrealized appreciation
or depreciation of investments	(1,073,901)	(1,935,935)
Net loss on investments	(753,746)	(1,132,900)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(558,065)	$(1,067,489)

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$195,681	$509,808
Net realized gain on investments	320,155	501,382
Net change in unrealized appreciation of investments	(1,073,901)	5,498,306
Net increase (decrease) resulting from operations	(558,065)	6,509,496

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,850,265	7,663,277
Proceeds from reinvestment of distributions	—	487,535
Payments for shares redeemed	(2,217,426)	(4,536,906)
Redemption fees	54	7,179
Net increase from capital share transactions	3,632,893	3,621,085

DISTRIBUTIONS PAID FROM:
Net investment income	—	(498,151)
Net realized gains	—	—
Total distributions to shareholders	—	(498,151)

TOTAL INCREASE IN NET ASSETS	3,074,828	9,632,430

NET ASSETS:
Beginning of period	29,723,812	20,091,382
End of period (including undistributed
(distributions in excess of) net investment
income of $164,598 and $(31,083), respectively)	$32,798,640	$29,723,812

TRANSACTIONS IN SHARES:
Shares sold	408,283	631,668
Shares issued in reinvestment of distributions	—	34,651
Shares redeemed	(157,971)	(387,533)
Net increase	250,312	278,786

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$65,411	$143,612
Net realized gain (loss) on investments	803,035	(284,138)
Net change in unrealized appreciation
or depreciation of investments	(1,935,935)	4,791,653
Net increase (decrease) resulting from operations	(1,067,489)	4,651,127

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,373,570	9,039,886
Proceeds from reinvestment of distributions	—	141,283
Payments for shares redeemed	(2,671,165)	(3,639,425)
Redemption fees	40	6,991
Net increase from capital share transactions	3,702,445	5,548,735

DISTRIBUTIONS PAID FROM:
Net investment income	—	(142,261)
Net realized gains	—	—
Total distributions to shareholders	—	(142,261)

TOTAL INCREASE IN NET ASSETS	2,634,956	10,057,601

NET ASSETS:
Beginning of period	26,082,217	16,024,616
End of period (including undistributed
(distributions in excess of) net investment
income of $61,679 and $(3,732), respectively)	$28,717,173	$26,082,217

TRANSACTIONS IN SHARES:
Shares sold	410,021	681,323
Shares issued in reinvestment of distributions	—	9,289
Shares redeemed	(173,835)	(294,001)
Net increase	236,186	396,611

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Six Months				September 28,
	Ended		Year Ended		2007(1) through
	June 30, 2010		December 31,		December 31,
	(Unaudited)		2009	2008	2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$13.95		$10.85	$14.94	$15.00

OPERATIONS:
Net investment income	0.08		0.25	0.08	0.01
Net realized and unrealized
gain (loss) on investments	(0.25)		3.09	(4.08)	(0.06)
Total from operations	(0.17)		3.34	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.24)	(0.09)	(0.01)
From net realized gains	—		—	(0.01)	—
Total distributions	—		(0.24)	(0.10)	(0.01)

Paid in capital from redemption fees	—	(2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$13.78		$13.95	$10.85	$14.94

TOTAL RETURN	(1.22	)%(3)	30.74%	(26.67)%	(0.32	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,799		$29,724	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	2.05	%(4)	2.38%	3.51%	11.28	%(4)
After expense reimbursement	1.50	%(4)	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.68	%(4)	1.27%	(1.07)%	(9.38	)%(4)
After expense reimbursement	1.23	%(4)	2.15%	0.94%	0.40	%(4)
Portfolio turnover rate	15	%(3)	41%	21%	5	%(3)

(1)Inception date of the fund.
(2)Less than $0.01 per share.
(3)Not Annualized.
(4)Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Six Months				September 28,
	Ended		Year Ended		2007(1) through
	June 30, 2010		December 31,		December 31,
	(Unaudited)		2009	2008	2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$15.10		$12.04	$14.96	$15.00

OPERATIONS:
Net investment income	0.03		0.08	0.05	0.02
Net realized and unrealized
gain (loss) on investments	(0.51)		3.06	(2.92)	(0.01)
Total from operations	(0.48)		3.14	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.06)	(0.02)
From net realized gains	—		—	—	(0.03)
Total distributions	—		(0.08)	(0.06)	(0.05)

Paid in capital from redemption fees	—	(2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$14.62		$15.10	$12.04	$14.96

TOTAL RETURN	(3.18	)%(3)	26.10%	(19.14)%	0.11	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,717		$26,082	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	2.08	%(4)	2.51%	4.11%	14.50	%(4)
After expense reimbursement	1.50	%(4)	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.12	)%(4)	(0.27)%	(1.96)%	(12.27	)%(4)
After expense reimbursement	0.46	%(4)	0.74%	0.65%	0.73	%(4)
Portfolio turnover rate	27	%(3)	51%	66%	18	%(3)

(1)Inception date of the fund.
(2)Less than $0.01 per share.
(3)Not Annualized.
(4)Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited)
June 30, 2010

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  These principles establish a three-tier hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2010

As of June 30, 2010, each fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$21,241,187	$—	$91,375	$21,332,562
Convertible Bonds	—	8,994,812	—	8,994,812
Stapled Units	202,500	—	—	202,500
Convertible Preferred Stocks	72,680	—	—	72,680
Warrants	6,763	—	—	6,763
Short-Term Investments	2,181,742	—	—	2,181,742
Total Investments	$23,704,872	$8,994,812	$91,375	$32,791,059

Opportunity Fund
Common Stocks	$27,376,804	$—	$10,625	$27,387,429
Corporate Bonds	—	463,787	—	463,787
Convertible Bonds	—	341,031	—	341,031
Warrants	599	—	—	599
Short-Term Investments	571,406	—	—	571,406
Total Investments	$27,948,809	$804,818	$10,625	$28,764,252

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital		Opportunity
	Appreciation Fund		Fund
	Common		Common
	Stocks –	Convertible	Stocks –
	Utilities	Bonds	Utilities
Balance as of 12/31/2009	$61,812	$156,480	$7,188
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in net unrealized appreciation (depreciation)	29,563	—	3,437
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	(156,480)	—
Balance as of 6/30/2010	$91,375	$—	$10,625
Net unrealized appreciation of
Level 3 securities as of June 30, 2010	$5,250	$—	$10,625

Transfers between levels are recognized at the end of the reporting period.  During the six months ended June 30, 2010, the Funds recognized no significant transfers to/from Level 1 or Level 2.

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options.  Derivatives may contain various risks including the potential inability of the counterparty to ful-

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2010

fill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the six months ended June 30, 2010, the Funds held no derivative instruments.

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2009, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2010

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2010, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$8,032,819	$4,355,604
Opportunity Fund	12,085,303	7,082,554

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2010, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$2,640,960	$(5,141,449)	$(2,500,489)	$35,291,548
Opportunity Fund	2,393,070	(2,418,024)	(24,954)	28,789,206

At December 31, 2009, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
	Ordinary	Accumulated	Appreciation	Accumulated
	Income	Losses	(Depreciation)	Earnings (Deficit)
Capital Appreciation Fund	$78,238	$(18,955)	$(1,535,925)	$(1,476,642)
Opportunity Fund	489	(1,030,743)	1,872,856	842,602

As of December 31, 2009, Opportunity Fund had capital loss carryovers of $1,015,488, which if not offset by subsequent capital gains, $311,833 will expire in 2016 and $703,655 will expire in 2017.  As of December 31, 2009, Capital Appreciation Fund and Opportunity Fund had $0 and $0, respectively, of deferred, on a tax basis, post-October losses.

There were no distributions paid during the six months ended June 30, 2010.

The tax character of distributions paid during the fiscal year ended December 31, 2009 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$498,151	$—	$498,151
Opportunity Fund	142,261	—	142,261

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2010

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 30, 2011 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/10	$156,132	$156,522
12/31/11	316,194	287,941
12/31/12	209,174	194,762
12/31/13	87,117	83,186
Total	$768,617	$722,411

As of June 30, 2010, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the six months ended June 30, 2010, Capital Appreciation Fund and Opportunity Fund incurred expenses of $10,462 and $8,914, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2010

6.  SUBSEQUENT EVENTS

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2010, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
June 30, 2010

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*    /s/John D. Gillespie
John D. Gillespie, President

Date   September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John D. Gillespie
John D. Gillespie, President

Date   September 8, 2010

By (Signature and Title)*    /s/Peter N. Perugini, Jr
Peter N. Perugini, Jr., Treasurer

Date   September 8, 2010

* Print the name and title of each signing officer under his or her signature.